Property, Plant and Equipment - Summary of Changes in the Carrying Amounts of the Right-of-Use Assets (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2020 JPY (¥)
Disclosure Of Depreciation For The Right Of Use Assets [Line Items]
Opening Balance	¥ 319,668
Additions	79,527
Depreciation	(73,410)
Other	(19,743)
Ending balance	306,042
Land [member]
Disclosure Of Depreciation For The Right Of Use Assets [Line Items]
Opening Balance	81,363
Additions	6,263
Depreciation	(6,218)
Other	(3,492)
Ending balance	77,916
Buildings and structures [member]
Disclosure Of Depreciation For The Right Of Use Assets [Line Items]
Opening Balance	142,598
Additions	19,988
Depreciation	(14,755)
Other	(5,310)
Ending balance	142,521
Machinery and equipment [member]
Disclosure Of Depreciation For The Right Of Use Assets [Line Items]
Opening Balance	95,707
Additions	53,276
Depreciation	(52,437)
Other	(10,941)
Ending balance	¥ 85,605